ACCRUED EXPENSES AND OTHER PAYABLES (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
ACCRUED EXPENSES AND OTHER PAYABLES
Refund liability	¥ 23,923,454		¥ 22,141,880
Accrued payroll and welfare	19,185,023		17,901,640
Accrued professional services expenses	3,237,079		3,102,467
Income taxes payable			1,081
Other current liabilities	10,027,404		5,999,035
Total accrued expenses and other payables	¥ 56,372,960	$ 7,723,064	¥ 49,146,103